UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

x	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2012 to September 30, 2012

Date of Report (Date of earliest event reported):
September 30, 2012

Santander Consumer (UK) plc1
(Exact name of securitizer as specified in its charter)

0001569636
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Diane Roberts, +44 1737 853120
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

x
Santander Consumer (UK) plc, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued in securitization transactions sponsored by it and outstanding during the fourth quarterly reporting period in the auto loan asset class, and issued and offered by the issuing entity Motor 2012 PLC in offerings in reliance on Rule 144A under the Securities Act.  The information included in this Form does not include Santander Consumer (UK) plc's securitization transactions under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander Consumer (UK) plc
(Securitizer)

By:       /s/ Diane Roberts
Name:  Diane Roberts
Title:    Senior officer in charge of securitization of the securitizer

Date:  February 14th, 2013